UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07443

Name of Registrant:	Vanguard Whitehall Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2025—April 30, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Advice Select International Growth Fund Admiral™ Shares - VAIGX

Vanguard Advice Select Dividend Growth Fund Admiral™ Shares - VADGX

Vanguard Advice Select Global Value Fund Admiral™ Shares - VAGVX

Vanguard International Explorer™ Fund Investor Shares - VINEX

Vanguard High Dividend Yield Index Fund ETF Shares - VYM

Vanguard High Dividend Yield Index Fund Admiral™ Shares - VHYAX

Vanguard Advice Select International Growth Fund
Admiral™ Shares (VAIGX)
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Advice Select International Growth Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$17	0.37%[1]
[1]	Annualized.
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$1,179
Number of Portfolio Holdings	29
Portfolio Turnover Rate	6%
Portfolio Composition % of Net Assets (as of April 30, 2026)
Asia	35.2%
Europe	39.8%
North America	19.9%
South America	3.8%
Other Assets and Liabilities—Net	1.3%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR4437

Vanguard Advice Select Dividend Growth Fund
Admiral™ Shares (VADGX)
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Advice Select Dividend Growth Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$17	0.34%[1]
[1]	Annualized.
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$1,055
Number of Portfolio Holdings	36
Portfolio Turnover Rate	25%
Portfolio Composition % of Net Assets (as of April 30, 2026)
Communication Services	3.7%
Consumer Discretionary	11.1%
Consumer Staples	5.9%
Energy	1.3%
Financials	24.5%
Health Care	13.4%
Industrials	8.8%
Information Technology	26.1%
Materials	4.1%
Other Assets and Liabilities—Net	1.1%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR4435

Vanguard Advice Select Global Value Fund
Admiral™ Shares (VAGVX)
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard Advice Select Global Value Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$19	0.36%[1]
[1]	Annualized.
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$1,801
Number of Portfolio Holdings	112
Portfolio Turnover Rate	38%
Portfolio Composition % of Net Assets (as of April 30, 2026)
Asia	23.4%
Europe	14.0%
North America	59.6%
Oceania	1.1%
Other Assets and Liabilities—Net	1.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR4436

Vanguard International Explorer™ Fund
Investor Shares (VINEX)
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard International Explorer Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$22	0.43%[1]
[1]	Annualized.
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$1,554
Number of Portfolio Holdings	330
Portfolio Turnover Rate	45%
Portfolio Composition % of Net Assets (as of April 30, 2026)
Asia	43.4%
Europe	41.7%
North America	4.1%
Oceania	4.3%
Other	2.4%
South America	0.8%
Other Assets and Liabilities—Net	3.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR126

Vanguard High Dividend Yield Index Fund
ETF Shares (VYM) NYSE Arca
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard High Dividend Yield Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.05%[1]
[1]	Annualized.
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$94,637
Number of Portfolio Holdings	620
Portfolio Turnover Rate	10%
Portfolio Composition % of Net Assets (as of April 30, 2026)
Basic Materials	3.1%
Consumer Discretionary	7.9%
Consumer Staples	8.1%
Energy	9.7%
Financials	19.9%
Health Care	11.7%
Industrials	14.2%
Real Estate	0.0%
Technology	14.8%
Telecommunications	4.0%
Utilities	6.1%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR923

Vanguard High Dividend Yield Index Fund
Admiral™ Shares (VHYAX)
Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Vanguard High Dividend Yield Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.08%[1]
[1]	Annualized.
Fund Statistics (as of April 30, 2026)
Fund Net Assets (in millions)	$94,637
Number of Portfolio Holdings	620
Portfolio Turnover Rate	10%
Portfolio Composition % of Net Assets (as of April 30, 2026)
Basic Materials	3.1%
Consumer Discretionary	7.9%
Consumer Staples	8.1%
Energy	9.7%
Financials	19.9%
Health Care	11.7%
Industrials	14.2%
Real Estate	0.0%
Technology	14.8%
Telecommunications	4.0%
Utilities	6.1%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended April 30, 2026
Vanguard Advice Select International Growth Fund

Contents
Financial Statements	1

Advice Select International Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.7%)
Brazil (3.8%)
*	NU Holdings Ltd. Class A	3,080,179	44,601
Canada (3.9%)
*	Shopify Inc. Class A	379,784	46,003
China (11.7%)
	Tencent Holdings Ltd.	713,100	43,308
	BYD Co. Ltd. Class H	2,575,900	34,265
*	PDD Holdings Inc. ADR	304,520	30,415
*,1	Meituan Class B	2,784,550	29,960
			137,948
Denmark (0.6%)
	Novo Nordisk A/S Class B	167,800	7,137
France (9.2%)
	Hermes International SCA	20,100	38,453
	L'Oreal SA	61,410	26,449
	Kering SA	93,903	25,834
*,2	Exail Technologies SA	121,986	17,751
			108,487
Germany (2.0%)
*,1	Delivery Hero SE Class A	957,577	23,306
Italy (3.6%)
	Ferrari NV	122,086	42,248
Japan (0.7%)
	M3 Inc.	843,100	8,121
Netherlands (9.9%)
	ASML Holding NV	44,068	63,702
*,1	Adyen NV	47,315	53,393
			117,095
Singapore (3.6%)
*	Sea Ltd. ADR	496,917	42,178
South Korea (4.5%)
*	Coupang Inc.	1,674,198	33,451
	SK hynix Inc.	21,786	19,428
			52,879
Sweden (10.1%)
*	Spotify Technology SA	187,279	83,630
	Atlas Copco AB Class B	1,575,462	26,863
*	Kinnevik AB Class B	1,470,806	8,470
			118,963
Taiwan (14.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,503,000	173,763
United Kingdom (4.4%)
*	Wise plc Class A	2,677,632	38,294
*	Ocado Group plc	4,975,237	13,452
			51,746
United States (16.0%)
*	MercadoLibre Inc.	59,919	107,413
	NVIDIA Corp.	330,006	65,859
1

Advice Select International Growth Fund
	Shares	Market Value• ($000)
* Moderna Inc.	353,087	16,221
		189,493
Total Common Stocks (Cost $946,740)		1,163,968
Temporary Cash Investments (2.7%)
Money Market Fund (2.7%)
[3,4] Vanguard Market Liquidity Fund, 3.685% (Cost $31,067)	310,706	31,068
Total Investments (101.4%) (Cost $977,807)		1,195,036
Other Assets and Liabilities—Net (-1.4%)		(15,947)
Net Assets (100%)		1,179,089
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $106,659, representing 9.0% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,781.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $14,508 was received for securities on loan.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Advice Select International Growth Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $946,740)	1,163,968
Affiliated Issuers (Cost $31,067)	31,068
Total Investments in Securities	1,195,036
Investment in Vanguard	26
Receivables for Accrued Income	1,653
Receivables for Capital Shares Issued	861
Total Assets	1,197,576
Liabilities
Due to Custodian	2,080
Payables for Investment Securities Purchased	70
Collateral for Securities on Loan	14,508
Payables for Capital Shares Redeemed	1,233
Payables to Investment Advisor	473
Payables to Vanguard	123
Total Liabilities	18,487
Net Assets	1,179,089
1 Includes $13,781 of securities on loan.
At April 30, 2026, net assets consisted of:

Paid-in Capital	953,047
Total Distributable Earnings (Loss)	226,042
Net Assets	1,179,089

Net Assets
Applicable to 57,710,502 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,179,089
Net Asset Value Per Share	$20.43
See accompanying Notes, which are an integral part of the Financial Statements.
3

Advice Select International Growth Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Dividends[1]	3,017
Interest[2]	381
Securities Lending—Net	43
Total Income	3,441
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,281
Performance Adjustment	(296)
The Vanguard Group—Note C
Management and Administrative	1,021
Marketing and Distribution	31
Custodian Fees	43
Shareholders’ Reports	29
Trustees’ Fees and Expenses	—
Other Expenses	47
Total Expenses	2,156
Net Investment Income	1,285
Realized Net Gain (Loss)
Investment Securities Sold[2]	11,645
Foreign Currencies	(61)
Realized Net Gain (Loss)	11,584
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(155,441)
Foreign Currencies	10
Change in Unrealized Appreciation (Depreciation)	(155,431)
Net Increase (Decrease) in Net Assets Resulting from Operations	(142,562)
1	Dividends are net of foreign withholding taxes of $407.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $377, ($1), and ($2), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Advice Select International Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,285	507
Realized Net Gain (Loss)	11,584	52,406
Change in Unrealized Appreciation (Depreciation)	(155,431)	170,294
Net Increase (Decrease) in Net Assets Resulting from Operations	(142,562)	223,207
Distributions
Total Distributions	(51,711)	(3,959)
Capital Share Transactions
Issued	187,298	290,485
Issued in Lieu of Cash Distributions	29,822	2,322
Redeemed	(114,762)	(227,589)
Net Increase (Decrease) from Capital Share Transactions	102,358	65,218
Total Increase (Decrease)	(91,915)	284,466
Net Assets
Beginning of Period	1,271,004	986,538
End of Period	1,179,089	1,271,004
See accompanying Notes, which are an integral part of the Financial Statements.
5

Advice Select International Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,			November 9, 2021[1] to October 31,
		2025	2024	2023	2022
Net Asset Value, Beginning of Period	$24.07	$19.88	$13.42	$12.65	$25.00
Investment Operations
Net Investment Income (Loss)[2]	.023	.010	.068	.032	(.009)
Net Realized and Unrealized Gain (Loss) on Investments	(2.691)	4.259	6.413	.738	(12.341)
Total from Investment Operations	(2.668)	4.269	6.481	.770	(12.350)
Distributions
Dividends from Net Investment Income	(.027)	(.061)	(.021)	—	—
Distributions from Realized Capital Gains	(.945)	(.018)	—	—	—
Total Distributions	(.972)	(.079)	(.021)	—	—
Net Asset Value, End of Period	$20.43	$24.07	$19.88	$13.42	$12.65
Total Return[3]	-11.14%	21.57%	48.33%	6.09%	-49.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,179	$1,271	$987	$494	$196
Ratio of Total Expenses to Average Net Assets	0.37%[4]	0.45%[4]	0.40%[4]	0.41%[4]	0.42%[5]
Ratio of Net Investment Income (Loss) to Average Net Assets	0.19%	0.04%	0.38%	0.20%	(0.06%)[5]
Portfolio Turnover Rate	6%	17%	25%	8%	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.05%), 0.03%, (0.02%), and (0.02%).
5	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Advice Select International Growth Fund
Notes to Financial Statements
Vanguard Advice Select International Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the
7

Advice Select International Growth Fund
securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.  Baillie Gifford Overseas Ltd. provides investment advisory services to the fund for a basic fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the MSCI ACWI ex-USA Growth Index for the preceding three years. For the six months ended April 30, 2026, the investment advisory fee represented an effective annual basic rate of 0.22% of the fund’s average net assets, before a net decrease of $296,000 (0.05%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $26,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	280,097	—	—	280,097
Common Stocks—Other	189,674	694,197	—	883,871
Temporary Cash Investments	31,068	—	—	31,068
Total	500,839	694,197	—	1,195,036

E.  As of April 30, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	983,497
Gross Unrealized Appreciation	366,938
Gross Unrealized Depreciation	(155,399)
Net Unrealized Appreciation (Depreciation)	211,539
F.  During the six months ended April 30, 2026, the fund purchased $140,319,000 of investment securities and sold $75,809,000 of investment securities, other than temporary cash investments.
8

Advice Select International Growth Fund
G.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	Shares (000)	Shares (000)
Issued	8,847	13,442
Issued in Lieu of Cash Distributions	1,441	120
Redeemed	(5,383)	(10,375)
Net Increase (Decrease) in Shares Outstanding	4,905	3,187
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q44372 062026
9

Financial Statements
For the six-months ended April 30, 2026
Vanguard Advice Select Dividend Growth Fund

Contents
Financial Statements	1

Advice Select Dividend Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (98.9%)
Communication Services (3.7%)
Alphabet Inc. Class A	73,473	28,272
Meta Platforms Inc. Class A	17,452	10,679
		38,951
Consumer Discretionary (11.1%)
Home Depot Inc.	99,839	32,827
TJX Cos. Inc.	199,720	31,306
McDonald's Corp.	78,474	23,039
NIKE Inc. Class B	423,824	18,801
Marriott International Inc. Class A	32,343	11,698
		117,671
Consumer Staples (5.9%)
Coca-Cola Co.	366,495	28,865
Procter & Gamble Co.	153,978	22,648
Kroger Co.	155,555	10,589
		62,102
Energy (1.3%)
Exxon Mobil Corp.	90,133	13,910
Financials (24.5%)
Mastercard Inc. Class A	87,303	43,907
Visa Inc. Class A	107,316	35,397
Wells Fargo & Co.	412,491	33,919
Blackrock Inc.	29,768	31,721
Chubb Ltd.	91,166	29,811
Marsh & McLennan Cos. Inc.	170,786	28,643
S&P Global Inc.	65,960	28,444
American Express Co.	82,295	26,585
		258,427
Health Care (13.4%)
Eli Lilly & Co.	51,698	48,317
Danaher Corp.	167,334	29,945
Stryker Corp.	94,851	29,890
Elevance Health Inc.	49,843	18,762
Merck & Co. Inc.	130,986	14,301
		141,215
Industrials (8.8%)
Honeywell International Inc.	188,479	40,397
Northrop Grumman Corp.	49,746	28,827
AMETEK Inc.	100,235	23,605
		92,829
Information Technology (26.1%)
Broadcom Inc.	183,173	76,462
Microsoft Corp.	143,748	58,618
Texas Instruments Inc.	156,135	43,886
Apple Inc.	117,786	31,961
KLA Corp.	15,047	26,338
Amphenol Corp. Class A	160,047	23,570
QUALCOMM Inc.	79,592	14,293
		275,128
Materials (4.1%)
Linde plc	86,037	43,117
Total Common Stocks (Cost $869,339)		1,043,350
1

Advice Select Dividend Growth Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[1] Vanguard Market Liquidity Fund, 3.685% (Cost $11,578)	115,809	11,580
Total Investments (100.0%) (Cost $880,917)		1,054,930
Other Assets and Liabilities—Net (0.0%)		189
Net Assets (100%)		1,055,119
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Advice Select Dividend Growth Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $869,339)	1,043,350
Affiliated Issuers (Cost $11,578)	11,580
Total Investments in Securities	1,054,930
Investment in Vanguard	24
Receivables for Accrued Income	493
Receivables for Capital Shares Issued	893
Total Assets	1,056,340
Liabilities
Payables for Investment Securities Purchased	44
Payables for Capital Shares Redeemed	733
Payables to Investment Advisor	358
Payables to Vanguard	86
Total Liabilities	1,221
Net Assets	1,055,119
At April 30, 2026, net assets consisted of:

Paid-in Capital	892,558
Total Distributable Earnings (Loss)	162,561
Net Assets	1,055,119

Net Assets
Applicable to 34,127,624 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,055,119
Net Asset Value Per Share	$30.92
See accompanying Notes, which are an integral part of the Financial Statements.
3

Advice Select Dividend Growth Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Dividends	6,393
Interest[1]	412
Total Income	6,805
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,169
Performance Adjustment	(444)
The Vanguard Group—Note C
Management and Administrative	940
Marketing and Distribution	27
Custodian Fees	2
Shareholders’ Reports	27
Trustees’ Fees and Expenses	—
Other Expenses	8
Total Expenses	1,729
Net Investment Income	5,076
Realized Net Gain (Loss) on Investment Securities Sold[1]	10,453
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(1,493)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,036
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $412, ($1), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Advice Select Dividend Growth Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,076	10,050
Realized Net Gain (Loss)	10,453	(22,547)
Change in Unrealized Appreciation (Depreciation)	(1,493)	61,076
Net Increase (Decrease) in Net Assets Resulting from Operations	14,036	48,579
Distributions
Total Distributions	(5,320)	(15,809)
Capital Share Transactions
Issued	161,007	278,024
Issued in Lieu of Cash Distributions	3,065	9,508
Redeemed	(88,744)	(171,455)
Net Increase (Decrease) from Capital Share Transactions	75,328	116,077
Total Increase (Decrease)	84,044	148,847
Net Assets
Beginning of Period	971,075	822,228
End of Period	1,055,119	971,075
See accompanying Notes, which are an integral part of the Financial Statements.
5

Advice Select Dividend Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,			November 9, 2021[1] to October 31,
		2025	2024	2023	2022
Net Asset Value, Beginning of Period	$30.65	$29.63	$24.85	$24.00	$25.00
Investment Operations
Net Investment Income[2]	.155	.339	.390	.369	.295
Net Realized and Unrealized Gain (Loss) on Investments	.280	1.232	4.772	.763	(1.187)
Total from Investment Operations	.435	1.571	5.162	1.132	(.892)
Distributions
Dividends from Net Investment Income	(.165)	(.337)	(.371)	(.273)	(.108)
Distributions from Realized Capital Gains	—	(.214)	(.011)	(.009)	—
Total Distributions	(.165)	(.551)	(.382)	(.282)	(.108)
Net Asset Value, End of Period	$30.92	$30.65	$29.63	$24.85	$24.00
Total Return[3]	1.41%	5.39%	20.91%	4.73%	-3.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,055	$971	$822	$525	$210
Ratio of Total Expenses to Average Net Assets	0.34%[4]	0.36%[4]	0.41%[4]	0.46%[4]	0.45%[5]
Ratio of Net Investment Income to Average Net Assets	1.01%	1.14%	1.38%	1.47%	1.28%[5]
Portfolio Turnover Rate	25%	44%	32%	15%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.09%), (0.08%), (0.02%), and 0.02%.
5	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Advice Select Dividend Growth Fund
Notes to Financial Statements
Vanguard Advice Select Dividend Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Wellington Management Company llp provides investment advisory services to the fund for a basic fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the S&P U.S. Dividend Growers Index for the preceding three years. For the six months ended April 30, 2026, the investment advisory fee represented an effective annual basic rate of 0.23% of the fund’s average net assets, before a net decrease of $444,000 (0.09%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $24,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2026, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
7

Advice Select Dividend Growth Fund
E.  As of April 30, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	882,651
Gross Unrealized Appreciation	207,776
Gross Unrealized Depreciation	(35,497)
Net Unrealized Appreciation (Depreciation)	172,279
F.  During the six months ended April 30, 2026, the fund purchased $328,528,000 of investment securities and sold $244,331,000 of investment securities, other than temporary cash investments.
G.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	Shares (000)	Shares (000)
Issued	5,210	9,362
Issued in Lieu of Cash Distributions	97	324
Redeemed	(2,865)	(5,752)
Net Increase (Decrease) in Shares Outstanding	2,442	3,934
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q44352 062026
8

Financial Statements
For the six-months ended April 30, 2026
Vanguard Advice Select Global Value Fund

Contents
Financial Statements	1

Advice Select Global Value Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.1%)
Australia (1.1%)
*	James Hardie Industries plc ADR	970,119	20,363
Canada (3.6%)
	National Bank of Canada	131,371	19,830
	Canadian National Railway Co.	163,684	18,354
	Canadian Natural Resources Ltd.	347,167	16,556
	Nutrien Ltd.	120,131	9,130
			63,870
China (2.6%)
	Tencent Holdings Ltd.	313,146	19,018
	Yum China Holdings Inc.	312,339	15,133
	ANTA Sports Products Ltd.	1,244,200	13,034
			47,185
Finland (0.4%)
	Stora Enso OYJ	716,255	7,975
France (2.1%)
	Accor SA	324,771	16,073
	Engie SA	342,499	11,290
	Societe Generale SA	125,247	10,082
			37,445
Germany (0.8%)
	Merck KGaA	71,272	9,229
	CTS Eventim AG & Co. KGaA	79,299	5,234
			14,463
Hong Kong (2.0%)
	AIA Group Ltd.	1,938,800	21,286
	Techtronic Industries Co. Ltd.	954,939	13,846
			35,132
India (1.5%)
	HDFC Bank Ltd. ADR	502,116	12,759
[1]	Reliance Industries Ltd. GDR	150,442	9,120
*	MakeMyTrip Ltd.	124,991	5,901
			27,780
Ireland (1.7%)
	Bank of Ireland Group plc	942,382	18,460
*	ICON plc	102,058	12,077
			30,537
Italy (1.4%)
	FinecoBank Banca Fineco SpA	1,027,885	25,518
Japan (8.7%)
	Shin-Etsu Chemical Co. Ltd.	574,307	26,442
	Tokyo Electron Ltd.	77,300	22,779
	Chiba Bank Ltd.	1,517,840	20,951
	MISUMI Group Inc.	825,835	19,010
	FANUC Corp.	329,600	14,559
*	Rakuten Group Inc.	2,748,569	13,382
	NEC Corp.	430,600	11,454
	Japan Airlines Co. Ltd.	722,800	11,367
	East Japan Railway Co.	508,500	11,100
	Nintendo Co. Ltd.	101,000	4,941
			155,985
Mexico (0.8%)
	Wal-Mart de Mexico SAB de CV	4,252,500	13,406
1

Advice Select Global Value Fund
		Shares	Market Value• ($000)
Netherlands (2.4%)
	ASML Holding NV (Registered) ADR	30,065	43,263
Russia (0.0%)
*,2	Sberbank of Russia PJSC	37,200	—
Singapore (1.3%)
	DBS Group Holdings Ltd.	518,060	23,888
South Korea (2.2%)
	Hyundai Rotem Co. Ltd.	99,078	18,131
	KT Corp. ADR	637,772	13,667
	SK Telecom Co. Ltd.	119,572	7,749
			39,547
Sweden (0.1%)
	Sandvik AB	48,828	2,054
Taiwan (5.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	108,920	43,139
	MediaTek Inc.	357,000	29,803
	Airtac International Group	385,049	17,978
			90,920
United Kingdom (5.1%)
	Haleon plc	5,462,074	25,223
	Unilever plc	386,743	22,553
	AstraZeneca plc	83,200	15,785
	Smiths Group plc	435,584	15,039
	ICG plc	549,820	13,555
			92,155
United States (55.2%)
*	Amazon.com Inc.	211,490	56,058
	Microsoft Corp.	103,875	42,358
	Alphabet Inc. Class A	92,153	35,460
	SLB Ltd.	531,051	30,206
	Reliance Inc.	71,388	25,878
*	Advanced Micro Devices Inc.	71,735	25,429
	NVIDIA Corp.	124,883	24,923
	Dick's Sporting Goods Inc.	108,196	24,552
	NXP Semiconductors NV	81,919	24,051
	KKR & Co. Inc.	229,879	23,986
	Merck & Co. Inc.	217,606	23,758
	Sempra	236,878	22,532
	Raymond James Financial Inc.	133,070	21,068
	Prologis Inc.	138,520	19,673
	Northrop Grumman Corp.	32,940	19,088
	Tyson Foods Inc. Class A	296,946	19,025
*	Dynatrace Inc.	524,821	19,004
*	Airbnb Inc. Class A	135,146	18,969
	PACCAR Inc.	154,602	18,367
	Emerson Electric Co.	125,597	17,639
	Walt Disney Co.	169,682	17,605
*	CACI International Inc. Class A	33,370	17,337
*	EchoStar Corp. Class A	140,660	17,321
	Agilent Technologies Inc.	145,807	16,848
	Morgan Stanley	86,557	16,497
	STERIS plc	75,448	16,363
	Roper Technologies Inc.	42,175	14,964
	TransUnion	205,438	14,586
	Dover Corp.	61,204	13,857
	Williams Cos. Inc.	173,462	13,237
	Broadcom Inc.	31,361	13,091
	Keurig Dr Pepper Inc.	443,586	13,041
*	Waters Corp.	41,142	12,722
	Equinix Inc.	11,644	12,608
	Ally Financial Inc.	281,454	12,494
	Valero Energy Corp.	48,505	12,251
	Deere & Co.	20,423	12,047
*	MongoDB Inc.	47,622	11,945
2

Advice Select Global Value Fund
		Shares	Market Value• ($000)
	UDR Inc.	328,503	11,938
	UnitedHealth Group Inc.	32,169	11,918
	Pinnacle Financial Partners Inc.	119,280	11,802
*	MACOM Technology Solutions Holdings Inc.	41,793	11,769
	Tradeweb Markets Inc. Class A	97,853	11,082
	M&T Bank Corp.	50,406	11,020
	Morningstar Inc.	63,942	10,788
	Constellation Brands Inc. Class A	62,429	9,775
	Everest Group Ltd.	26,549	9,472
	PPG Industries Inc.	86,692	9,406
*	Builders FirstSource Inc.	116,819	9,239
*	Cooper Cos. Inc.	144,686	9,101
	Hyatt Hotels Corp. Class A	54,239	9,089
*	Okta Inc.	122,621	9,031
	HCA Healthcare Inc.	20,739	9,010
*	Boeing Co.	39,294	8,999
	Becton Dickinson & Co.	59,641	8,889
	NIKE Inc. Class B	194,396	8,623
	Cardinal Health Inc.	42,334	8,165
*	Snowflake Inc. Class A	58,790	8,023
*	Zscaler Inc.	60,032	7,845
	MetLife Inc.	84,612	6,777
*	Flutter Entertainment plc	48,969	5,285
	Booz Allen Hamilton Holding Corp.	51,856	4,033
*	Charles River Laboratories International Inc.	17,528	2,927
			994,844
Total Common Stocks (Cost $1,487,917)			1,766,330
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[3]	Vanguard Market Liquidity Fund, 3.685% (Cost $21,994)	219,961	21,994
Total Investments (99.3%) (Cost $1,509,911)			1,788,324
Other Assets and Liabilities—Net (0.7%)			12,521
Net Assets (100%)			1,800,845
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $9,120, representing 0.5% of net assets.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Advice Select Global Value Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,487,917)	1,766,330
Affiliated Issuers (Cost $21,994)	21,994
Total Investments in Securities	1,788,324
Investment in Vanguard	39
Cash	4,020
Foreign Currency, at Value (Cost $3,180)	3,203
Receivables for Investment Securities Sold	6,822
Receivables for Accrued Income	3,714
Receivables for Capital Shares Issued	1,165
Total Assets	1,807,287
Liabilities
Payables for Investment Securities Purchased	2,961
Payables for Capital Shares Redeemed	2,654
Payables to Investment Advisor	639
Payables to Vanguard	188
Total Liabilities	6,442
Net Assets	1,800,845
At April 30, 2026, net assets consisted of:

Paid-in Capital	1,403,185
Total Distributable Earnings (Loss)	397,660
Net Assets	1,800,845

Net Assets
Applicable to 55,919,043 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,800,845
Net Asset Value Per Share	$32.20
See accompanying Notes, which are an integral part of the Financial Statements.
4

Advice Select Global Value Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Dividends[1]	13,408
Interest[2]	371
Securities Lending—Net	6
Total Income	13,785
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,626
Performance Adjustment	(272)
The Vanguard Group—Note C
Management and Administrative	1,567
Marketing and Distribution	45
Custodian Fees	20
Shareholders’ Reports	27
Trustees’ Fees and Expenses	—
Other Expenses	21
Total Expenses	3,034
Expenses Paid Indirectly	(2)
Net Expenses	3,032
Net Investment Income	10,753
Realized Net Gain (Loss)
Investment Securities Sold[2]	114,885
Foreign Currencies	(121)
Realized Net Gain (Loss)	114,764
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	53,988
Foreign Currencies	161
Change in Unrealized Appreciation (Depreciation)	54,149
Net Increase (Decrease) in Net Assets Resulting from Operations	179,666
1	Dividends are net of foreign withholding taxes of $670.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $350, ($1), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Advice Select Global Value Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,753	28,630
Realized Net Gain (Loss)	114,764	98,009
Change in Unrealized Appreciation (Depreciation)	54,149	130,325
Net Increase (Decrease) in Net Assets Resulting from Operations	179,666	256,964
Distributions
Total Distributions	(119,422)	(89,085)
Capital Share Transactions
Issued	228,353	435,807
Issued in Lieu of Cash Distributions	70,497	53,920
Redeemed	(193,228)	(302,408)
Net Increase (Decrease) from Capital Share Transactions	105,622	187,319
Total Increase (Decrease)	165,866	355,198
Net Assets
Beginning of Period	1,634,979	1,279,781
End of Period	1,800,845	1,634,979
See accompanying Notes, which are an integral part of the Financial Statements.
6

Advice Select Global Value Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,			November 9, 2021[1] to October 31,
		2025	2024	2023	2022
Net Asset Value, Beginning of Period	$31.22	$28.21	$23.45	$21.47	$25.00
Investment Operations
Net Investment Income[2]	.197	.573	.580	.446	.313
Net Realized and Unrealized Gain (Loss) on Investments	3.066	4.388	4.828	1.684	(3.812)
Total from Investment Operations	3.263	4.961	5.408	2.130	(3.499)
Distributions
Dividends from Net Investment Income	(.527)	(.495)	(.362)	(.138)	(.031)
Distributions from Realized Capital Gains	(1.756)	(1.456)	(.286)	(.012)	—
Total Distributions	(2.283)	(1.951)	(.648)	(.150)	(.031)
Net Asset Value, End of Period	$32.20	$31.22	$28.21	$23.45	$21.47
Total Return[3]	11.07%	19.00%	23.36%	9.94%	-14.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,801	$1,635	$1,280	$796	$311
Ratio of Total Expenses to Average Net Assets	0.36%[4,5]	0.42%[4,5]	0.40%[4,5]	0.42%[5]	0.40%[6]
Ratio of Net Investment Income to Average Net Assets	1.26%	2.04%	2.18%	1.84%	1.45%[6]
Portfolio Turnover Rate	38%	68%	59%	50%	56%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.36%, 0.42%, and 0.40%.
5	Includes performance-based investment advisory fee increases (decreases) of (0.03%), 0.02%, 0.01%, and 0.02%.
6	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Advice Select Global Value Fund
Notes to Financial Statements
Vanguard Advice Select Global Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the
8

Advice Select Global Value Fund
securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.  Wellington Management Company llp provides investment advisory services to the fund for a basic fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the MSCI ACWI Value Index for the preceding three years. For the six months ended April 30, 2026, the investment advisory fee represented an effective annual basic rate of 0.19% of the fund’s average net assets, before a net decrease of $272,000 (0.03%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $39,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2026, these arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
E.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,072,120	—	—	1,072,120
Common Stocks—Other	166,302	527,908	—	694,210
Temporary Cash Investments	21,994	—	—	21,994
Total	1,260,416	527,908	—	1,788,324

F.  As of April 30, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,513,180
Gross Unrealized Appreciation	371,747
Gross Unrealized Depreciation	(96,603)
Net Unrealized Appreciation (Depreciation)	275,144
G.  During the six months ended April 30, 2026, the fund purchased $638,853,000 of investment securities and sold $657,315,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended
9

Advice Select Global Value Fund
April 30, 2026, such purchases were $0 and sales were $10,256,000, resulting in net realized gain of $14,720,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	Shares (000)	Shares (000)
Issued	7,364	15,621
Issued in Lieu of Cash Distributions	2,374	2,079
Redeemed	(6,194)	(10,696)
Net Increase (Decrease) in Shares Outstanding	3,544	7,004
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q44362 062026
10

Financial Statements
For the six-months ended April 30, 2026
Vanguard International Explorer™ Fund

Contents
Financial Statements	1

International Explorer Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.7%)
Australia (4.0%)
	Charter Hall Group	447,241	6,586
	Challenger Ltd.	1,007,845	6,273
	Iluka Resources Ltd.	880,348	5,238
*	Genesis Minerals Ltd.	1,098,864	4,735
	Deterra Royalties Ltd.	1,566,422	4,718
	Orica Ltd.	259,973	3,965
	CAR Group Ltd.	203,962	3,762
	Technology One Ltd.	175,654	3,619
*	James Hardie Industries plc	149,416	3,188
*	Judo Capital Holdings Ltd.	2,587,004	2,689
	Liberty Financial Group Ltd.	1,069,783	2,571
	Mader Group Ltd.	456,750	2,474
	Yancoal Australia Ltd.	416,694	2,293
	Ramelius Resources Ltd.	920,967	2,286
	ASX Ltd.	51,915	2,275
	Whitehaven Coal Ltd.	258,240	1,578
	Orora Ltd.	1,251,887	1,195
*	PLS Group Ltd.	266,553	1,186
*	Nufarm Ltd.	630,961	1,120
	Super Retail Group Ltd.	90,702	780
			62,531
Austria (1.8%)
[1]	BAWAG Group AG	94,633	16,206
	DO & CO AG	31,254	6,374
[2]	Wienerberger AG	163,962	4,754
*	Addiko Bank AG	20,681	669
			28,003
Belgium (1.6%)
	VGP NV	78,152	8,023
	Aedifica SA	64,357	5,425
	KBC Ancora	57,949	5,290
	Warehouses De Pauw CVA	182,982	4,810
	D'ieteren Group	5,148	1,064
			24,612
Brazil (0.8%)
	TOTVS SA	1,041,729	6,703
	Rumo SA	1,023,805	3,252
	TIM SA	396,713	2,063
			12,018
Canada (3.8%)
*	Descartes Systems Group Inc.	105,449	7,608
	Alphamin Resources Corp.	5,417,579	5,464
*	LunR Royalties Corp.	292,898	4,970
*	Faraday Copper Corp.	1,278,687	4,405
	PrairieSky Royalty Ltd.	171,067	4,321
*	NGEx Minerals Ltd.	217,899	4,031
*	Talon Metals Corp.	735,708	3,997
*	Collective Mining Ltd.	218,921	3,987
	Methanex Corp.	59,792	3,912
*,2	Montage Gold Corp.	362,426	3,581
*	IMAX Corp.	87,899	3,342
	Topaz Energy Corp.	125,185	2,907
*	Hemlo Mining Corp.	531,599	2,055
*	Lionsgate Studios Corp.	148,760	1,851
*	Xenon Pharmaceuticals Inc.	27,639	1,549
*	Mogotes Metals Inc.	3,177,540	585
			58,565
1

International Explorer Fund
		Shares	Market Value• ($000)
China (1.1%)
	ENN Energy Holdings Ltd.	794,763	6,231
	Huaming Power Equipment Co. Ltd. Class A	763,950	2,750
	Tongcheng Travel Holdings Ltd.	1,116,800	2,549
[1]	Hangzhou Tigermed Consulting Co. Ltd. Class H	311,500	1,612
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,909,869	842
	Kanzhun Ltd. ADR	56,291	761
[1]	Yadea Group Holdings Ltd.	449,037	689
*	Pony AI Inc. ADR	67,451	666
	Minth Group Ltd.	72,493	317
	Zhongsheng Group Holdings Ltd.	288,535	263
*	Hesai Group ADR	8,709	198
			16,878
Denmark (1.8%)
	Ringkjoebing Landbobank A/S	21,104	5,273
	Royal Unibrew A/S	77,358	5,174
	FLSmidth & Co. A/S	68,318	5,074
	ALK-Abello A/S Class B	104,807	3,926
	ROCKWOOL A/S Class B	126,015	3,668
*	Ascendis Pharma A/S	10,522	2,414
	Chemometec A/S	30,016	1,513
	Alm Brand A/S	486,576	1,138
*,3	OW Bunker A/S	1,000,000	—
			28,180
Finland (0.6%)
	Konecranes OYJ	163,025	5,354
	Kemira OYJ	169,583	3,517
			8,871
France (2.7%)
	JCDecaux SE	403,871	8,983
	Trigano SA	39,243	7,217
[1]	Ayvens SA	472,262	6,391
	Nexans SA	32,451	6,057
*,2	Medincell SA	130,569	3,789
	Vallourec SACA	125,462	3,780
	Valeo SE	198,795	2,502
	Arkema SA	21,341	1,558
	SEB SA	21,613	1,326
			41,603
Germany (1.7%)
	United Internet AG (Registered)	212,475	6,675
	CTS Eventim AG & Co. KGaA	96,312	6,357
	Schott Pharma AG & Co. KGaA	237,818	4,159
[2]	Hensoldt AG	44,160	3,985
*	Aumovio SE	62,565	2,713
*	Immatics NV	221,479	2,434
			26,323
Greece (0.7%)
	Hellenic Telecommunications Organization SA	368,290	7,874
	Alpha Bank SA	672,884	2,700
			10,574
Hong Kong (2.3%)
	Hysan Development Co. Ltd.	4,370,858	10,957
	Kerry Properties Ltd.	3,192,500	9,717
	Dah Sing Financial Holdings Ltd.	775,932	4,086
	Techtronic Industries Co. Ltd.	238,000	3,451
	Stella International Holdings Ltd.	1,455,855	2,763
[1]	Impro Precision Industries Ltd.	1,619,357	2,157
	Dah Sing Banking Group Ltd.	1,156,000	1,860
[1]	Crystal International Group Ltd.	1,674,000	1,421
			36,412
India (0.9%)
	Apollo Hospitals Enterprise Ltd.	80,801	6,522
	Oberoi Realty Ltd.	252,449	4,465
*	MakeMyTrip Ltd.	40,700	1,922
	Ashok Leyland Ltd.	591,359	1,016
			13,925
2

International Explorer Fund
		Shares	Market Value• ($000)
Ireland (0.6%)
	Bank of Ireland Group plc	278,614	5,488
	Irish Residential Properties REIT plc	2,881,306	3,627
			9,115
Israel (3.5%)
	Melisron Ltd.	49,120	7,243
*,2	Camtek Ltd.	36,020	6,913
*,2	Wix.com Ltd.	89,041	6,651
*	Cellebrite DI Ltd.	483,532	6,286
*	Nova Ltd.	11,846	5,928
*	Tower Semiconductor Ltd.	24,059	5,318
*,2	Fiverr International Ltd.	337,550	3,929
	First International Bank of Israel Ltd.	41,532	3,474
	Phoenix Financial Ltd.	55,183	3,320
*	SimilarWeb Ltd.	915,418	2,572
	Menora Mivtachim Holdings Ltd.	13,733	2,242
	Harel Insurance Investments & Financial Services Ltd.	7,669	475
			54,351
Italy (2.7%)
	Italgas SpA	885,796	10,700
	A2A SpA	1,919,405	5,466
[1]	Technogym SpA	230,633	5,434
	Moncler SpA	84,385	5,095
	De' Longhi SpA	118,864	4,622
*	Technoprobe SpA	189,012	4,102
[2]	Saipem SpA	612,458	3,318
	Reply SpA	19,432	2,155
	Brembo NV	166,316	1,567
	Azimut Holding SpA	5,278	224
			42,683
Japan (31.5%)
	MISUMI Group Inc.	639,193	14,713
	Mebuki Financial Group Inc.	1,560,868	12,959
	Kokusai Electric Corp.	284,200	11,961
	Hokuhoku Financial Group Inc.	313,000	11,933
	Furukawa Electric Co. Ltd.	43,000	11,678
	Nichias Corp.	584,514	11,597
	Fukuoka Financial Group Inc.	247,931	10,121
	Daifuku Co. Ltd.	221,000	9,663
	Kyushu Electric Power Co. Inc.	892,379	9,648
	GMO Payment Gateway Inc.	188,338	9,460
	Nomura Real Estate Holdings Inc.	1,398,600	9,125
	Shimizu Corp.	471,056	9,101
	Food & Life Cos. Ltd.	150,500	8,755
	Seria Co. Ltd.	396,200	8,666
	Activia Properties Inc.	9,524	8,565
	KOMEDA Holdings Co. Ltd.	440,000	8,564
	Nippon Densetsu Kogyo Co. Ltd.	267,100	8,338
	Hitachi Construction Machinery Co. Ltd.	229,035	8,017
	Maruwa Co. Ltd.	16,854	7,962
	Nippon Gas Co. Ltd.	457,600	7,855
	Ibiden Co. Ltd.	90,600	7,749
	Shimamura Co. Ltd.	363,468	7,612
	NOF Corp.	365,100	7,456
	Resorttrust Inc.	668,126	7,442
	Mani Inc.	635,700	6,940
	Ulvac Inc.	104,925	6,607
	Harmonic Drive Systems Inc.	183,500	6,256
	Japan Elevator Service Holdings Co. Ltd.	617,200	6,244
	Nabtesco Corp.	188,020	6,218
	Miura Co. Ltd.	297,000	6,151
	MonotaRO Co. Ltd.	502,700	5,977
	Galilei Co. Ltd.	262,200	5,974
	Yokohama Financial Group Inc.	620,000	5,885
	Sega Sammy Holdings Inc.	399,628	5,794
	Sumitomo Forestry Co. Ltd.	628,900	5,683
	Nishi-Nippon Financial Holdings Inc.	220,200	5,529
	Gunma Bank Ltd.	402,400	5,510
3

International Explorer Fund
		Shares	Market Value• ($000)
	Mitsui Kinzoku Co. Ltd.	19,842	5,452
	ABC-Mart Inc.	319,267	5,423
	Kyoto Financial Group Inc.	196,171	5,422
	Sanki Engineering Co. Ltd.	351,000	5,409
	Canon Marketing Japan Inc.	237,276	5,400
	Kobe Bussan Co. Ltd.	298,700	5,229
	Hoshizaki Corp.	160,018	5,203
	OBIC Business Consultants Co. Ltd.	130,100	5,114
	Resonac Holdings Corp.	54,342	4,973
	Aica Kogyo Co. Ltd.	217,600	4,872
	Tokyotokeiba Co. Ltd.	134,660	4,772
	Marui Group Co. Ltd.	245,419	4,698
	Penta-Ocean Construction Co. Ltd.	416,330	4,665
	Denka Co. Ltd.	170,647	4,444
	FP Corp.	299,491	4,425
	and ST HD Co. Ltd.	230,752	4,406
	Hachijuni Nagano Bank Ltd.	318,451	4,315
	THK Co. Ltd.	114,400	4,289
	Open House Group Co. Ltd.	70,520	4,150
	Rorze Corp.	166,900	4,001
	PALTAC Corp.	134,457	3,972
	Japan Steel Works Ltd.	62,086	3,794
	Cosmo Energy Holdings Co. Ltd.	144,600	3,697
	Asahi Intecc Co. Ltd.	173,155	3,644
	Lasertec Corp.	13,000	3,593
	Toyo Suisan Kaisha Ltd.	52,082	3,577
	ALSOK Co. Ltd.	466,200	3,526
	M3 Inc.	364,885	3,515
	Yaskawa Electric Corp.	96,154	3,410
	Nissan Chemical Corp.	74,553	3,224
	Omron Corp.	86,100	3,093
	Persol Holdings Co. Ltd.	2,072,578	3,085
	Sinfonia Technology Co. Ltd.	30,935	2,844
[2]	ASKUL Corp.	368,554	2,770
	Rohto Pharmaceutical Co. Ltd.	169,487	2,492
	Koito Manufacturing Co. Ltd.	148,744	2,413
	Tokyu Fudosan Holdings Corp.	282,265	2,403
	Relo Group Inc.	185,524	2,323
	PILLAR Corp.	37,962	2,232
	BayCurrent Inc.	64,865	2,089
*	Nxera Pharma Co. Ltd.	307,084	1,913
	Toyoda Gosei Co. Ltd.	59,500	1,756
	Mitsubishi Gas Chemical Co. Inc.	57,700	1,625
	Vision Inc.	228,400	1,602
	Daiei Kankyo Co. Ltd.	65,832	1,581
	Morinaga & Co. Ltd.	91,800	1,567
	Capcom Co. Ltd.	70,628	1,491
	Goldwin Inc.	105,400	1,475
	Sundrug Co. Ltd.	60,800	1,463
*	Sansan Inc.	180,161	1,461
	Sumitomo Rubber Industries Ltd.	105,484	1,368
	Lion Corp.	128,300	1,255
	Shimadzu Corp.	53,400	1,241
	Tochigi Bank Ltd.	149,416	914
*	Visional Inc.	18,621	879
	Shikoku Kasei Holdings Corp.	27,100	867
	MEC Co. Ltd.	8,218	494
			489,018
Mexico (0.3%)
*	Esentia Energy Development SAB de CV	900,100	3,066
	Grupo Aeroportuario del Sureste SAB de CV Class B	77,534	2,363
			5,429
Netherlands (3.1%)
	Arcadis NV	526,597	22,553
	Wereldhave NV	384,114	9,933
	BE Semiconductor Industries NV	18,279	5,347
*	Pharvaris NV	132,852	4,120
	SBM Offshore NV	78,435	3,356
4

International Explorer Fund
		Shares	Market Value• ($000)
	Koninklijke Vopak NV	62,589	3,132
			48,441
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	251,555	5,433
Norway (1.2%)
[1]	Europris ASA	416,728	4,251
	Subsea 7 SA	116,701	4,204
	Storebrand ASA	203,777	3,939
	Odfjell Drilling Ltd.	299,523	3,225
	Borregaard ASA	186,742	3,072
			18,691
Other (2.4%)
	iShares MSCI EAFE Small-Cap ETF	444,275	37,138
Poland (0.2%)
	Alior Bank SA	78,181	2,670
Singapore (0.7%)
	UOL Group Ltd.	792,700	6,631
	City Developments Ltd.	787,900	5,071
			11,702
Slovenia (0.3%)
	Nova Ljubljanska Banka dd GDR	103,142	5,409
Spain (1.8%)
	Merlin Properties Socimi SA	515,925	9,022
	Fluidra SA	254,853	5,964
	Bankinter SA	321,525	5,351
	Logista Integral SA	88,794	3,469
	Almirall SA	210,243	3,112
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	618,746	864
			27,782
Sweden (2.9%)
	Nordnet AB publ	210,972	6,954
	INVISIO AB	227,119	6,578
	Bufab AB	433,629	5,611
	AddTech AB Class B	138,864	5,100
	Castellum AB	299,260	3,830
[1]	Thule Group AB	134,867	3,369
*,2	Haypp Group AB	245,008	3,243
*	NOBA Bank Group AB	284,738	2,617
	Billerud Aktiebolag	354,192	2,435
*,1	BoneSupport Holding AB	91,461	2,208
*	Camurus AB	32,654	1,892
*,2	Cint Group AB	2,109,593	1,327
			45,164
Switzerland (3.3%)
	Bachem Holding AG	88,840	8,077
	Sulzer AG (Registered)	39,483	7,515
[2]	Ypsomed Holding AG (Registered)	19,394	6,776
*	Kardex Holding AG (Registered)	18,343	6,554
	Huber + Suhner AG (Registered)	14,768	4,289
	Siegfried Holding AG (Registered)	35,816	3,612
[2]	SKAN Group AG	56,690	3,312
*,1	Sensirion Holding AG	36,254	3,139
*	Oculis Holding AG	105,659	2,903
	Flughafen Zurich AG (Registered)	8,842	2,511
*,1	Montana Aerospace AG	94,081	2,474
			51,162
Taiwan (3.2%)
	Chroma ATE Inc.	196,032	13,395
	ASPEED Technology Inc.	15,694	8,437
	Unimicron Technology Corp.	276,693	7,859
	Sinbon Electronics Co. Ltd.	774,000	6,969
	Sporton International Inc.	788,000	5,543
	Nien Made Enterprise Co. Ltd.	371,000	4,152
5

International Explorer Fund
		Shares	Market Value• ($000)
	Airtac International Group	58,096	2,712
			49,067
Thailand (0.2%)
	Bumrungrad Hospital PCL (Foreign)	445,000	2,466
United Kingdom (14.7%)
	Games Workshop Group plc	43,519	11,542
	Hammerson plc	2,369,323	10,635
	Rotork plc	2,323,666	9,768
	Diploma plc	102,308	9,682
	Hiscox Ltd.	436,268	9,180
	Hill & Smith plc	254,446	8,947
	Marks & Spencer Group plc	1,889,144	8,499
	Fevertree Drinks plc	737,863	8,113
	Cranswick plc	109,427	8,011
	4imprint Group plc	155,857	7,727
	Currys plc	4,510,142	7,678
	IMI plc	191,675	7,301
	Softcat plc	333,445	6,261
*	Wise plc Class A	416,106	5,951
*	SigmaRoc plc	3,409,848	5,720
	Clarkson plc	84,274	5,541
*,1	Trainline plc	1,645,515	5,275
	British Land Co. plc	977,601	5,173
	Genuit Group plc	1,420,584	5,007
	Coats Group plc	4,354,776	4,940
	Babcock International Group plc	316,932	4,775
	Senior plc	1,204,071	4,691
	Weir Group plc	127,463	4,620
	Inchcape plc	399,165	4,503
	Kingfisher plc	1,097,024	4,314
	Bank of Cyprus Holdings plc	367,450	3,982
	Volution Group plc	436,423	3,660
	Harbour Energy plc	904,050	3,595
*,1	Shawbrook Group plc	804,028	3,544
	Genus plc	95,295	3,034
	Elementis plc	1,417,356	2,853
	easyJet plc	587,440	2,812
	Safestore Holdings plc	291,537	2,665
	Atalaya Mining Copper SA	254,789	2,576
	Hikma Pharmaceuticals plc	133,510	2,538
	Land Securities Group plc	315,463	2,538
*,1	Boku Inc.	1,019,237	2,497
	QinetiQ Group plc	402,596	2,440
	Rightmove plc	365,692	2,158
[1]	Quilter plc	856,998	2,140
	Baltic Classifieds Group plc	788,789	2,080
	ICG plc	70,146	1,729
	St. James's Place plc	103,643	1,711
*	Immunocore Holdings plc ADR	55,192	1,540
*	Ceres Power Holdings plc	176,096	1,490
	Bank of Cyprus Holdings plc (XLON)	96,850	1,046
*	Burberry Group plc	50,861	807
	BP Marsh & Partners plc	84,462	772
			228,061
Total Common Stocks (Cost $1,227,502)			1,502,277
Warrants (0.0%)
*	Mogotes Metals Inc. Exp. 1/22/2029 (Cost $—)	2,408,700	—
Temporary Cash Investments (5.1%)
Money Market Fund (4.5%)
[4,5]	Vanguard Market Liquidity Fund, 3.685%	698,394	69,832
6

International Explorer Fund
	Face Amount ($000)	Market Value• ($000)
Repurchase Agreements (0.6%)
Goldman Sachs & Co. 3.650%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $9,001, collateralized by U.S. Treasury Obligations 4.125%, 10/31/2031, with a value of $9,180)	9,000	9,000
Total Temporary Cash Investments (Cost $78,819)		78,832
Total Investments (101.8%) (Cost $1,306,321)		1,581,109
Other Assets and Liabilities—Net (-1.8%)		(27,453)
Net Assets (100%)		1,553,656
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $62,807, representing 4.0% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $28,216.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $30,627 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2026	129	19,647	554
MSCI Emerging Markets Index	June 2026	80	6,537	625
				1,179

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Goldman Sachs International	6/17/2026	INR	48,828	USD	528	—	(15)
Standard Chartered Bank	6/17/2026	SEK	1,835	USD	200	—	(1)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	269	EUR	230	—	(2)
Toronto-Dominion Bank	6/17/2026	USD	1,385	SEK	12,657	11	—
						11	(18)

EUR—euro.
INR—Indian rupee.
SEK—Swedish krona.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.
7

International Explorer Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,236,502)	1,511,277
Affiliated Issuers (Cost $69,819)	69,832
Total Investments in Securities	1,581,109
Investment in Vanguard	34
Cash	229
Foreign Currency, at Value (Cost $1,585)	1,564
Cash Collateral Pledged—Futures Contracts	1,030
Receivables for Investment Securities Sold	21,810
Receivables for Accrued Income	9,614
Receivables for Capital Shares Issued	161
Variation Margin Receivable—Futures Contracts	593
Unrealized Appreciation—Forward Currency Contracts	11
Total Assets	1,616,155
Liabilities
Payables for Investment Securities Purchased	29,338
Collateral for Securities on Loan	30,627
Payables for Capital Shares Redeemed	850
Payables to Investment Advisor	964
Payables to Vanguard	220
Unrealized Depreciation—Forward Currency Contracts	18
Deferred Foreign Capital Gains Taxes	482
Total Liabilities	62,499
Net Assets	1,553,656
1 Includes $28,216 of securities on loan.
At April 30, 2026, net assets consisted of:

Paid-in Capital	1,185,217
Total Distributable Earnings (Loss)	368,439
Net Assets	1,553,656

Net Assets
Applicable to 71,256,290 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,553,656
Net Asset Value Per Share	$21.80
See accompanying Notes, which are an integral part of the Financial Statements.
8

International Explorer Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Dividends[1]	14,751
Non-Cash Dividends	1,730
Interest[2]	860
Securities Lending—Net	126
Total Income	17,467
Expenses
Investment Advisory Fees—Note B
Basic Fee	2,016
Performance Adjustment	(125)
The Vanguard Group—Note C
Management and Administrative	1,131
Marketing and Distribution	40
Custodian Fees	89
Shareholders’ Reports	19
Trustees’ Fees and Expenses	—
Other Expenses	59
Total Expenses	3,229
Expenses Paid Indirectly	(8)
Net Expenses	3,221
Net Investment Income	14,246
Realized Net Gain (Loss)
Investment Securities Sold[2]	114,641
Futures Contracts	1,194
Forward Currency Contracts	(28)
Foreign Currencies	(276)
Realized Net Gain (Loss)	115,531
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	23,686
Futures Contracts	823
Forward Currency Contracts	(29)
Foreign Currencies	59
Change in Unrealized Appreciation (Depreciation)	24,539
Net Increase (Decrease) in Net Assets Resulting from Operations	154,316
1	Dividends are net of foreign withholding taxes of $1,186.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $725, ($2), and ($4), respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($124).
See accompanying Notes, which are an integral part of the Financial Statements.
9

International Explorer Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,246	31,532
Realized Net Gain (Loss)	115,531	129,968
Change in Unrealized Appreciation (Depreciation)	24,539	101,717
Net Increase (Decrease) in Net Assets Resulting from Operations	154,316	263,217
Distributions
Total Distributions	(59,367)	(51,395)
Capital Share Transactions
Issued	76,055	111,742
Issued in Lieu of Cash Distributions	49,365	42,366
Redeemed	(121,619)	(267,441)
Net Increase (Decrease) from Capital Share Transactions	3,801	(113,333)
Total Increase (Decrease)	98,750	98,489
Net Assets
Beginning of Period	1,454,906	1,356,417
End of Period	1,553,656	1,454,906
See accompanying Notes, which are an integral part of the Financial Statements.
10

International Explorer Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.50	$17.59	$14.64	$13.87	$22.70	$16.90
Investment Operations
Net Investment Income[1]	.198	.427	.330	.322	.337	.280
Net Realized and Unrealized Gain (Loss) on Investments	1.945	3.166	3.041	.712	(8.145)	5.736
Total from Investment Operations	2.143	3.593	3.371	1.034	(7.808)	6.016
Distributions
Dividends from Net Investment Income	(.843)	(.683)	(.421)	(.264)	(.487)	(.216)
Distributions from Realized Capital Gains	—	—	—	—	(.535)	—
Total Distributions	(.843)	(.683)	(.421)	(.264)	(1.022)	(.216)
Net Asset Value, End of Period	$21.80	$20.50	$17.59	$14.64	$13.87	$22.70
Total Return[2]	10.90%	21.41%	23.22%	7.41%	-35.83%	35.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,554	$1,455	$1,356	$1,278	$1,447	$2,815
Ratio of Total Expenses to Average Net Assets[3]	0.43%[4]	0.46%	0.44%	0.52%	0.41%[4]	0.40%
Ratio of Net Investment Income to Average Net Assets	1.90%	2.33%	1.93%	2.00%	1.94%	1.30%
Portfolio Turnover Rate	45%	92%	48%	46%	60%	51%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.01%), (0.01%), 0.01%, (0.06%), and (0.05%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.43% and 0.41%.
See accompanying Notes, which are an integral part of the Financial Statements.
11

International Explorer Fund
Notes to Financial Statements
Vanguard International Explorer Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the
12

International Explorer Fund
value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2026, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.  The investment advisory firms Schroder Investment Management North America Inc. and Wellington Management Company llp each provide investment advisory services to a portion of the fund. The basic fee for each advisor is calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Schroder Investment Management North America Inc. and Wellington Management Company llp are subject to quarterly adjustments based on performance relative to the MSCI EAFE Small Cap Index for the preceding three years.
Vanguard, through its wholly owned subsidiary Vanguard Portfolio Management, LLC, manages the cash reserves of the fund as described below.
For the six months ended April 30, 2026, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.27% of the fund’s average net assets, before a net decrease of $125,000 (0.02%) based on performance.
13

International Explorer Fund
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $34,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2026, these arrangements reduced the fund’s expenses by $8,000 (an annual rate of less than 0.01% of average net assets).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	76,012	—	—	76,012
Common Stocks—Other	91,693	1,334,572	—	1,426,265
Warrants	—	—	—	—
Temporary Cash Investments	69,832	9,000	—	78,832
Total	237,537	1,343,572	—	1,581,109

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,179	—	—	1,179
Forward Currency Contracts	—	11	—	11
Total	1,179	11	—	1,190
Liabilities
Forward Currency Contracts	—	(18)	—	(18)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.  At April 30, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	1,179	—	1,179
Unrealized Appreciation—Forward Currency Contracts	—	11	11
Total Assets	1,179	11	1,190

Unrealized Depreciation—Forward Currency Contracts	—	(18)	(18)
Total Liabilities	—	(18)	(18)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
14

International Explorer Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2026, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	1,194	—	1,194
Forward Currency Contracts	—	(28)	(28)
Realized Net Gain (Loss) on Derivatives	1,194	(28)	1,166

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	823	—	823
Forward Currency Contracts	—	(29)	(29)
Change in Unrealized Appreciation (Depreciation) on Derivatives	823	(29)	794
G.  As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,338,048
Gross Unrealized Appreciation	348,198
Gross Unrealized Depreciation	(103,965)
Net Unrealized Appreciation (Depreciation)	244,233
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2025, the fund had available capital losses totaling $2,581,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
H.  During the six months ended April 30, 2026, the fund purchased $656,909,000 of investment securities and sold $699,899,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2026, such purchases were $0 and sales were $1,332,000, resulting in net realized gain of $172,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
I.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	Shares (000)	Shares (000)
Issued	3,614	6,080
Issued in Lieu of Cash Distributions	2,511	2,588
Redeemed	(5,830)	(14,827)
Net Increase (Decrease) in Shares Outstanding	295	(6,159)
J.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s
15

International Explorer Fund
daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q1262 062026
16

Financial Statements
For the six-months ended April 30, 2026
Vanguard High Dividend Yield Index Fund

Contents
Financial Statements	1

High Dividend Yield Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (99.5%)
Basic Materials (3.1%)
Linde plc	1,850,689	927,454
Newmont Corp.	4,329,834	481,001
Air Products and Chemicals Inc.	875,538	262,705
Nucor Corp.	905,264	203,947
Fastenal Co.	4,524,144	203,270
Albemarle Corp.	463,147	91,101
CF Industries Holdings Inc.	611,764	75,981
LyondellBasell Industries NV Class A	1,010,042	75,349
Reliance Inc.	205,718	74,573
International Flavors & Fragrances Inc.	1,008,938	70,827
International Paper Co.	2,064,384	62,799
Southern Copper Corp.	331,044	56,837
Avery Dennison Corp.	303,409	49,738
Eastman Chemical Co.	446,965	32,669
Mosaic Co.	1,242,705	28,918
Timken Co.	245,994	27,278
UFP Industries Inc.	227,533	20,362
Sensient Technologies Corp.	164,643	18,710
NewMarket Corp.	24,870	16,803
Chemours Co.	586,435	15,804
Cabot Corp.	203,536	15,664
Westlake Corp.	131,508	15,160
Aura Minerals Inc.	159,530	13,523
Avient Corp.	358,085	13,278
Olin Corp.	452,040	12,874
Scotts Miracle-Gro Co.	171,790	10,771
Kaiser Aluminum Corp.	62,781	10,700
Ashland Inc.	178,243	9,493
Huntsman Corp.	647,798	9,309
FMC Corp.	489,589	7,530
Innospec Inc.	96,795	7,382
Quaker Chemical Corp.	53,574	7,280
Sylvamo Corp.	129,664	5,541
Worthington Steel Inc.	127,738	4,909
		2,939,540
Consumer Discretionary (7.9%)
Home Depot Inc.	3,923,978	1,290,204
McDonald's Corp.	2,817,237	827,113
Walt Disney Co.	7,001,214	726,376
Lowe's Cos. Inc.	2,208,945	527,474
Starbucks Corp.	4,482,626	472,155
Royal Caribbean Cruises Ltd.	998,526	263,371
Target Corp.	1,791,437	232,439
NIKE Inc. Class B	4,611,712	204,576
Ford Motor Co.	15,383,025	185,827
eBay Inc.	1,779,859	184,180
Yum! Brands Inc.	1,098,653	175,400
Garmin Ltd.	642,427	161,339
Carnival Corp.	4,515,952	119,718
Tapestry Inc.	805,888	116,886
Dollar General Corp.	865,776	100,326
Omnicom Group Inc.	1,230,789	94,426
Darden Restaurants Inc.	453,168	90,887
Williams-Sonoma Inc.	453,278	82,138
Lennar Corp. Class A	825,895	74,578
Estee Lauder Cos. Inc. Class A	966,145	74,113
Tractor Supply Co.	2,095,945	73,568
Southwest Airlines Co.	1,827,467	69,298
Las Vegas Sands Corp.	1,208,213	65,980

High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Rollins Inc.	1,179,883	65,755
	Genuine Parts Co.	547,033	58,658
	Dick's Sporting Goods Inc.	249,173	56,542
	Ralph Lauren Corp.	149,659	53,674
	Hasbro Inc.	549,005	52,617
	Fox Corp. Class A	810,549	51,462
	BorgWarner Inc.	836,975	47,682
	Best Buy Co. Inc.	761,306	46,051
	Service Corp. International	536,627	43,483
	Texas Roadhouse Inc. Class A	260,620	41,957
	Domino's Pizza Inc.	123,484	41,913
	Autoliv Inc.	294,566	34,149
	Fox Corp. Class B	591,246	33,713
	LKQ Corp.	1,011,432	31,941
	Pool Corp.	129,871	27,704
	VF Corp.	1,381,480	26,151
	Lear Corp.	203,608	25,885
	Wyndham Hotels & Resorts Inc.	291,349	23,710
	Nexstar Media Group Inc. Class A	110,976	23,099
	Gap Inc.	892,426	21,945
	Macy's Inc.	1,051,836	20,563
	Sirius XM Holdings Inc.	747,823	20,146
	Gentex Corp.	865,543	20,003
	Meritage Homes Corp.	262,878	17,702
	Vail Resorts Inc.	135,782	17,269
	Dana Inc.	440,483	16,056
	Bath & Body Works Inc.	811,714	15,780
	Kontoor Brands Inc.	214,612	15,744
	Thor Industries Inc.	198,841	15,716
	H&R Block Inc.	493,348	15,654
	Travel + Leisure Co.	241,649	15,625
	Advance Auto Parts Inc.	233,808	13,914
	Polaris Inc.	208,020	13,785
	Signet Jewelers Ltd.	154,298	13,737
[1]	Whirlpool Corp.	237,594	13,319
	KB Home	240,173	12,727
	Penske Automotive Group Inc.	72,030	12,355
	Visteon Corp.	107,119	11,966
	Cheesecake Factory Inc.	180,087	11,322
	LCI Industries	92,217	10,994
	American Eagle Outfitters Inc.	621,213	10,822
	Phinia Inc.	148,239	10,695
	Harley-Davidson Inc.	441,198	10,540
	Steven Madden Ltd.	279,646	10,503
	Red Rock Resorts Inc. Class A	190,304	10,269
	HNI Corp.	274,130	10,017
	Super Group SGHC Ltd.	620,671	8,044
	Marriott Vacations Worldwide Corp.	108,704	7,828
	Strategic Education Inc.	89,496	7,016
	Buckle Inc.	123,072	6,844
	Newell Brands Inc.	1,640,685	6,694
	Worthington Enterprises Inc.	122,549	6,651
	Dillard's Inc. Class A	11,578	6,590
	Interparfums Inc.	71,467	6,519
	John Wiley & Sons Inc. Class A	156,356	6,400
	Columbia Sportswear Co.	100,176	6,103
	Leggett & Platt Inc.	519,401	5,646
	La-Z-Boy Inc.	161,636	5,615
	Century Communities Inc.	99,535	5,576
	Brightstar Lottery plc	409,644	5,379
	Papa John's International Inc.	128,422	4,648
[1]	Wendy's Co.	631,982	4,399
	MillerKnoll Inc.	266,335	4,283
	Lennar Corp. Class B	19,850	1,754
			7,493,675
Consumer Staples (8.1%)
	Procter & Gamble Co.	9,256,581	1,361,551
	Coca-Cola Co.	15,325,974	1,207,074
	Philip Morris International Inc.	6,140,272	1,013,575

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
PepsiCo Inc.	5,400,449	855,917
Altria Group Inc.	6,648,136	482,987
CVS Health Corp.	4,935,812	411,104
Mondelez International Inc. Class A	5,105,026	313,653
Colgate-Palmolive Co.	3,168,384	270,453
Kroger Co.	2,288,970	155,810
Keurig Dr Pepper Inc.	5,104,300	150,066
Sysco Corp.	1,889,060	141,132
Archer-Daniels-Midland Co.	1,883,760	140,415
Kenvue Inc.	7,490,304	131,305
Kimberly-Clark Corp.	1,309,977	128,941
Hershey Co.	574,124	106,638
Constellation Brands Inc. Class A	560,103	87,701
Kraft Heinz Co.	3,363,526	76,217
General Mills Inc.	2,106,523	74,381
Tyson Foods Inc. Class A	1,089,534	69,806
Bunge Global SA	513,132	65,204
McCormick & Co. Inc. (Non-Voting)	997,136	50,694
Clorox Co.	479,458	46,239
J M Smucker Co.	408,132	40,009
Ingredion Inc.	248,322	27,748
Molson Coors Beverage Co. Class B	643,229	27,492
Conagra Brands Inc.	1,878,211	26,952
Hormel Foods Corp.	1,140,286	24,482
Albertsons Cos. Inc. Class A	1,389,198	23,408
Lamb Weston Holdings Inc.	529,532	23,061
Primo Brands Corp. Class A	992,723	20,232
Brown-Forman Corp. Class B	630,985	16,260
Campbell's Co.	764,882	15,902
Cal-Maine Foods Inc.	169,563	13,100
WD-40 Co.	53,009	11,130
Marzetti Co.	78,203	10,188
Spectrum Brands Holdings Inc.	88,269	7,291
Flowers Foods Inc.	740,222	6,706
Fresh Del Monte Produce Inc.	128,877	5,399
J & J Snack Foods Corp.	58,910	5,199
Universal Corp.	94,429	5,060
Energizer Holdings Inc.	243,991	4,777
Nomad Foods Ltd.	488,222	4,746
Reynolds Consumer Products Inc.	214,433	4,497
Weis Markets Inc.	52,950	3,716
Brown-Forman Corp. Class A	105,133	2,763
		7,670,981
Energy (9.7%)
Exxon Mobil Corp.	16,650,168	2,569,620
Chevron Corp.	7,383,512	1,427,307
ConocoPhillips	4,876,904	613,417
Williams Cos. Inc.	4,799,803	366,273
SLB Ltd.	5,909,369	336,125
EOG Resources Inc.	2,153,275	302,686
Valero Energy Corp.	1,198,076	302,610
Marathon Petroleum Corp.	1,185,148	294,260
Phillips 66	1,588,322	284,548
Baker Hughes Co.	3,908,162	272,282
Kinder Morgan Inc.	7,664,069	251,918
ONEOK Inc.	2,462,369	227,671
Targa Resources Corp.	837,185	217,735
Occidental Petroleum Corp.	2,779,874	168,405
Diamondback Energy Inc.	775,446	159,455
EQT Corp.	2,374,642	142,669
Halliburton Co.	3,309,354	139,986
Devon Energy Corp.	2,390,178	122,783
Coterra Energy Inc.	2,973,697	106,785
Expand Energy Corp.	895,537	91,479
Ovintiv Inc.	1,131,956	69,672
DT Midstream Inc.	400,131	59,215
Permian Resources Corp. Class A	2,702,897	58,437
APA Corp.	1,383,413	56,346
HF Sinclair Corp.	615,369	41,359

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Range Resources Corp.	929,307	40,425
Viper Energy Inc. Class A	733,276	36,209
Chord Energy Corp.	222,152	32,345
Weatherford International plc	277,246	30,594
SM Energy Co.	971,180	30,136
NOV Inc.	1,436,990	29,401
Matador Resources Co.	459,491	29,150
Antero Midstream Corp.	1,316,123	28,770
Archrock Inc.	674,119	26,122
Noble Corp. plc	492,566	25,136
Murphy Oil Corp.	526,538	21,988
Magnolia Oil & Gas Corp. Class A	704,953	21,318
Golar LNG Ltd.	380,469	20,922
Liberty Energy Inc. Class A	615,559	20,800
California Resources Corp.	285,368	19,479
Patterson-UTI Energy Inc.	1,353,526	16,540
Helmerich & Payne Inc.	385,767	15,577
PBF Energy Inc. Class A	326,495	14,157
Peabody Energy Corp.	476,488	12,703
Delek US Holdings Inc.	229,922	10,712
Northern Oil & Gas Inc.	373,658	10,149
World Kinect Corp.	210,715	5,683
		9,181,359
Financials (19.9%)
JPMorgan Chase & Co.	10,102,633	3,164,448
Bank of America Corp.	25,490,604	1,362,728
Goldman Sachs Group Inc.	1,099,616	1,015,792
Wells Fargo & Co.	12,205,368	1,003,647
Morgan Stanley	4,471,166	852,160
Citigroup Inc.	6,517,681	834,133
Blackrock Inc.	601,229	640,670
Chubb Ltd.	1,440,425	471,019
Progressive Corp.	2,309,250	464,806
CME Group Inc.	1,417,283	407,922
Blackstone Inc.	2,923,082	367,081
Bank of New York Mellon Corp.	2,713,849	364,660
US Bancorp	6,155,586	348,775
PNC Financial Services Group Inc.	1,534,669	342,231
Marsh & McLennan Cos. Inc.	1,914,489	321,079
Travelers Cos. Inc.	855,378	261,010
Truist Financial Corp.	4,978,036	256,369
Allstate Corp.	1,027,839	223,308
Apollo Global Management Inc.	1,649,664	212,345
Aflac Inc.	1,854,513	210,802
Fifth Third Bancorp	3,562,852	180,850
MetLife Inc.	2,193,017	175,661
Ameriprise Financial Inc.	359,952	170,902
State Street Corp.	1,098,029	167,823
MSCI Inc.	281,155	166,278
Nasdaq Inc.	1,793,942	164,881
American International Group Inc.	2,125,703	159,003
Hartford Insurance Group Inc.	1,107,035	151,453
Prudential Financial Inc.	1,380,476	135,438
Huntington Bancshares Inc.	7,909,619	132,565
M&T Bank Corp.	598,526	130,856
Northern Trust Corp.	729,933	121,417
Citizens Financial Group Inc.	1,692,604	110,104
Raymond James Financial Inc.	673,674	106,656
Cincinnati Financial Corp.	606,994	99,304
Regions Financial Corp.	3,421,840	97,694
Credicorp Ltd.	271,493	88,010
T. Rowe Price Group Inc.	853,374	87,795
Ares Management Corp. Class A	741,130	87,009
Principal Financial Group Inc.	858,082	86,589
KeyCorp	3,636,953	80,413
Broadridge Financial Solutions Inc.	459,304	70,724
East West Bancorp Inc.	538,937	68,159
W R Berkley Corp.	886,630	59,253
Everest Group Ltd.	163,429	58,305

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Pinnacle Financial Partners Inc.	586,571	58,035
Reinsurance Group of America Inc.	260,070	54,994
Fidelity National Financial Inc.	1,013,335	52,997
Unum Group	653,946	52,564
Carlyle Group Inc.	1,029,662	51,555
Ally Financial Inc.	1,087,011	48,252
Equitable Holdings Inc.	1,125,453	47,494
First Horizon Corp.	1,896,416	47,335
Evercore Inc. Class A	145,368	46,705
Assurant Inc.	196,749	46,486
Stifel Financial Corp.	584,834	46,091
Webster Financial Corp.	631,852	45,721
Wintrust Financial Corp.	260,518	39,226
Popular Inc.	254,240	38,220
SouthState Bank Corp.	386,230	37,723
Invesco Ltd.	1,435,725	37,630
SEI Investments Co.	402,755	36,522
Zions Bancorp NA	572,203	36,289
Old Republic International Corp.	899,473	35,934
UMB Financial Corp.	283,842	35,812
Primerica Inc.	125,460	35,288
American Financial Group Inc.	260,339	34,695
Western Alliance Bancorp	420,624	34,298
Columbia Banking System Inc.	1,151,638	34,088
Cullen/Frost Bankers Inc.	234,551	33,993
FirstCash Holdings Inc.	154,744	33,768
FactSet Research Systems Inc.	147,489	33,566
Houlihan Lokey Inc. Class A	213,005	32,963
Old National Bancorp	1,364,446	32,706
Franklin Resources Inc.	1,057,275	31,687
Voya Financial Inc.	374,605	30,703
Jackson Financial Inc. Class A	263,287	30,481
Corebridge Financial Inc.	1,088,607	29,980
XP Inc. Class A	1,557,530	29,842
Axis Capital Holdings Ltd.	293,307	29,451
Jefferies Financial Group Inc.	603,044	29,079
Commerce Bancshares Inc.	533,070	27,736
OneMain Holdings Inc.	463,783	27,257
First American Financial Corp.	383,099	26,867
Hanover Insurance Group Inc.	139,215	26,129
Prosperity Bancshares Inc.	368,662	25,677
Valley National Bancorp	1,888,866	25,632
Lincoln National Corp.	670,993	25,370
FNB Corp.	1,397,239	24,941
Blue Owl Capital Inc. Class A	2,557,736	24,938
Janus Henderson Group plc	482,843	24,920
Glacier Bancorp Inc.	499,872	24,519
United Bankshares Inc.	544,641	23,861
Piper Sandler Cos.	272,369	23,751
TPG Inc. Class A	542,077	23,645
MGIC Investment Corp.	865,593	22,921
MarketAxess Holdings Inc.	143,597	22,572
Hancock Whitney Corp.	325,637	21,984
Essent Group Ltd.	362,291	21,926
Atlantic Union Bankshares Corp.	555,325	20,908
Bank OZK	420,321	20,243
Home BancShares Inc.	733,409	19,707
Selective Insurance Group Inc.	234,429	19,680
Radian Group Inc.	528,504	18,936
Moelis & Co. Class A	289,803	18,872
SLM Corp.	797,360	18,403
Associated Banc-Corp	648,783	18,270
Lazard Inc.	362,434	17,578
Eastern Bankshares Inc.	847,475	17,144
First Financial Bankshares Inc.	523,823	16,904
RLI Corp.	321,808	16,660
CNO Financial Group Inc.	367,476	16,334
Fulton Financial Corp.	746,642	16,120
ServisFirst Bancshares Inc.	200,817	15,989
United Community Banks Inc.	477,124	15,903

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Virtu Financial Inc. Class A	312,313	15,509
International Bancshares Corp.	212,418	15,239
Ryan Specialty Holdings Inc. Class A	436,706	15,184
Independent Bank Corp.	193,930	15,125
Bread Financial Holdings Inc.	178,387	15,124
First Bancorp	609,684	14,803
Hamilton Lane Inc. Class A	159,449	14,668
Renasant Corp.	367,300	14,652
StepStone Group Inc. Class A	271,843	14,380
Cathay General Bancorp	251,868	14,112
Assured Guaranty Ltd.	169,477	13,880
Victory Capital Holdings Inc. Class A	175,228	13,757
BankUnited Inc.	289,683	13,464
CVB Financial Corp.	653,844	13,319
First Hawaiian Inc.	485,308	13,239
Community Financial System Inc.	206,277	13,070
WesBanco Inc.	369,023	12,687
First Financial Bancorp	405,094	12,266
Bank of Hawaii Corp.	153,271	12,187
Seacoast Banking Corp. of Florida	380,533	11,975
Simmons First National Corp. Class A	562,299	11,954
First Interstate BancSystem Inc. Class A	336,060	11,927
Towne Bank	335,031	11,914
Provident Financial Services Inc.	502,078	11,387
WaFd Inc.	296,866	10,509
PennyMac Financial Services Inc.	113,991	10,292
Mercury General Corp.	104,738	10,192
Park National Corp.	58,233	10,027
BOK Financial Corp.	74,197	9,927
First Merchants Corp.	243,058	9,829
Trustmark Corp.	214,808	9,531
Artisan Partners Asset Management Inc. Class A	248,024	9,286
Beacon Financial Corp.	324,631	9,262
BancFirst Corp.	81,176	9,060
Bank of NT Butterfield & Son Ltd.	162,404	9,005
Banner Corp.	131,217	8,780
NBT Bancorp Inc.	199,487	8,716
Northwest Bancshares Inc.	566,374	7,833
Kemper Corp.	229,442	7,730
Cohen & Steers Inc.	108,234	7,608
First Commonwealth Financial Corp.	402,565	7,411
Stock Yards Bancorp Inc.	102,419	7,408
Horace Mann Educators Corp.	159,170	7,233
City Holding Co.	54,720	6,728
Walker & Dunlop Inc.	128,703	6,480
S&T Bancorp Inc.	145,461	6,419
Hilltop Holdings Inc.	169,527	6,386
Hope Bancorp Inc.	485,842	6,049
Intercorp Financial Services Inc.	123,280	5,496
1st Source Corp.	72,954	5,364
Enact Holdings Inc.	107,461	4,592
F&G Annuities & Life Inc.	144,667	4,143
CNA Financial Corp.	83,355	4,020
TFS Financial Corp.	205,110	3,085
Navient Corp.	263,221	2,432
		18,783,252
Health Care (11.7%)
Johnson & Johnson	9,483,748	2,179,840
AbbVie Inc.	6,981,689	1,475,371
UnitedHealth Group Inc.	3,586,171	1,328,605
Merck & Co. Inc.	9,794,095	1,069,319
Amgen Inc.	1,949,701	675,084
Gilead Sciences Inc.	4,907,996	642,162
Abbott Laboratories	6,822,777	619,440
Pfizer Inc.	22,386,717	597,725
Bristol-Myers Squibb Co.	8,031,560	486,632
Medtronic plc	5,052,072	409,066
Elevance Health Inc.	857,684	322,849
Cigna Group	1,038,049	301,636

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Zoetis Inc.	1,738,171	199,838
Cardinal Health Inc.	940,578	181,419
Becton Dickinson & Co.	1,129,675	168,367
Humana Inc.	475,556	112,441
Quest Diagnostics Inc.	439,582	85,367
Royalty Pharma plc Class A	1,515,411	75,907
Viatris Inc.	4,550,215	67,980
Baxter International Inc.	2,025,849	35,614
Chemed Corp.	55,022	23,383
Organon & Co.	1,024,059	13,569
Select Medical Holdings Corp.	422,370	6,931
Perrigo Co. plc	540,132	6,395
		11,084,940
Industrials (14.2%)
Caterpillar Inc.	1,824,862	1,624,328
RTX Corp.	5,272,629	928,352
Eaton Corp. plc	1,544,472	668,772
Union Pacific Corp.	2,356,741	635,095
Honeywell International Inc.	2,506,257	537,166
Capital One Financial Corp.	2,421,661	463,264
Accenture plc Class A	2,424,200	433,229
Lockheed Martin Corp.	812,860	421,037
Cummins Inc.	542,401	363,956
Johnson Controls International plc	2,412,431	352,287
General Dynamics Corp.	995,788	342,850
FedEx Corp.	844,828	340,728
Automatic Data Processing Inc.	1,587,753	336,508
United Parcel Service Inc. Class B	2,891,587	314,605
CRH plc	2,643,329	313,023
Emerson Electric Co.	2,221,232	311,950
3M Co.	2,101,609	307,928
Northrop Grumman Corp.	526,975	305,371
Illinois Tool Works Inc.	1,141,997	294,647
Norfolk Southern Corp.	889,914	281,062
PACCAR Inc.	2,030,964	241,279
L3Harris Technologies Inc.	736,020	235,931
Carrier Global Corp.	3,094,955	207,888
Ferguson Enterprises Inc.	752,851	201,546
Rockwell Automation Inc.	446,035	182,388
Otis Worldwide Corp.	1,538,017	119,781
Paychex Inc.	1,273,755	117,988
Xylem Inc.	959,188	113,338
Dow Inc.	2,788,843	112,920
Hubbell Inc. Class B	210,860	107,153
Synchrony Financial	1,368,464	104,277
PPG Industries Inc.	885,838	96,113
Fidelity National Information Services Inc.	2,044,816	95,145
CH Robinson Worldwide Inc.	462,834	84,148
Smurfit Westrock plc	2,054,195	78,861
Snap-on Inc.	201,842	77,386
DuPont de Nemours Inc.	1,650,046	75,341
Packaging Corp. of America	348,198	74,323
Amcor plc	1,819,025	69,196
IDEX Corp.	297,707	64,855
Watsco Inc.	137,060	60,010
Global Payments Inc.	824,891	59,359
Masco Corp.	818,811	58,807
Huntington Ingalls Industries Inc.	153,740	56,006
RPM International Inc.	500,546	51,001
Stanley Black & Decker Inc.	610,570	47,722
Allegion plc	339,290	46,646
Jack Henry & Associates Inc.	285,971	43,968
Donaldson Co. Inc.	453,427	39,979
Owens Corning	321,105	39,605
Ryder System Inc.	154,952	39,322
Oshkosh Corp.	247,284	38,650
CNH Industrial NV	3,457,544	37,030
Toro Co.	388,798	37,002
Flowserve Corp.	499,656	36,795

High Dividend Yield Index Fund
		Shares	Market Value• ($000)
	Booz Allen Hamilton Holding Corp.	471,455	36,665
	AptarGroup Inc.	257,583	31,858
	AGCO Corp.	244,153	29,547
	A O Smith Corp.	447,255	27,658
	GATX Corp.	140,357	27,499
	Terex Corp.	436,600	27,157
	Installed Building Products Inc.	90,350	26,070
	Landstar System Inc.	134,237	24,709
	Sensata Technologies Holding plc	570,884	23,772
	Genpact Ltd.	625,912	21,750
	Brunswick Corp.	257,970	20,496
	Sonoco Products Co.	387,407	19,355
	Fortune Brands Innovations Inc.	476,201	19,305
	Louisiana-Pacific Corp.	247,899	17,896
	MSC Industrial Direct Co. Inc. Class A	172,913	17,684
	Herc Holdings Inc.	127,203	16,145
	WillScot Holdings Corp.	700,420	15,858
	ADT Inc.	2,010,290	15,137
	Scorpio Tankers Inc.	175,716	14,291
	Maximus Inc.	212,858	13,968
	Silgan Holdings Inc.	343,257	13,919
	Korn Ferry	204,974	13,618
	Otter Tail Corp.	150,072	13,392
	Exponent Inc.	194,999	13,043
	HB Fuller Co.	213,182	12,902
	Patrick Industries Inc.	126,467	11,761
	Kennametal Inc.	296,496	11,477
	Boise Cascade Co.	144,766	11,476
	Western Union Co.	1,254,404	11,403
	Graphic Packaging Holding Co.	1,154,114	10,999
	McGrath RentCorp	95,605	10,569
	Robert Half Inc.	391,153	10,409
	Hub Group Inc. Class A	234,512	10,279
	Atkore Inc.	131,162	10,250
	Trinity Industries Inc.	313,229	10,214
	ABM Industries Inc.	233,812	9,540
	Star Bulk Carriers Corp.	352,051	8,847
	Crane NXT Co.	192,695	8,610
	Werner Enterprises Inc.	226,094	8,336
	Pagseguro Digital Ltd. Class A	698,251	6,996
	Albany International Corp. Class A	112,098	6,506
	Greif Inc. Class A	93,460	6,097
	Tennant Co.	70,669	5,868
	Greenbrier Cos. Inc.	117,930	5,793
	Schneider National Inc. Class B	181,647	5,647
	ManpowerGroup Inc.	182,077	5,511
	TriNet Group Inc.	116,806	5,347
	Insperity Inc.	141,215	5,023
*	FLEX LNG Ltd.	121,872	3,952
	Ardagh Metal Packaging SA	539,473	2,077
			13,444,598
Real Estate (0.0%)
	HA Sustainable Infrastructure Capital Inc.	486,438	20,406
	Newmark Group Inc. Class A	591,145	9,529
	eXp World Holdings Inc.	351,118	2,184
			32,119
Technology (14.8%)
	Broadcom Inc.	18,200,915	7,597,608
	Oracle Corp.	6,633,989	1,070,659
	Texas Instruments Inc.	3,581,595	1,006,715
	International Business Machines Corp.	3,666,446	846,876
	Analog Devices Inc.	1,926,168	774,820
	QUALCOMM Inc.	4,213,995	756,749
	NXP Semiconductors NV	994,703	292,035
	Dell Technologies Inc. Class C	1,230,529	257,119
	TE Connectivity plc	1,166,010	246,798
	Microchip Technology Inc.	2,080,160	193,268
	Hewlett Packard Enterprise Co.	5,250,364	151,053
	Cognizant Technology Solutions Corp. Class A	1,907,764	100,921

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
VeriSign Inc.	327,946	88,106
NetApp Inc.	778,874	86,276
HP Inc.	3,619,123	75,495
CDW Corp.	511,950	70,091
SS&C Technologies Holdings Inc.	826,105	57,249
Gen Digital Inc.	2,167,166	41,805
Skyworks Solutions Inc.	590,794	41,456
Match Group Inc.	927,347	34,701
Amkor Technology Inc.	489,308	34,129
Amdocs Ltd.	422,036	27,293
Avnet Inc.	318,136	26,249
KBR Inc.	496,018	18,596
Clear Secure Inc. Class A	343,922	18,362
Science Applications International Corp.	177,287	17,156
Kulicke & Soffa Industries Inc.	198,896	17,006
Power Integrations Inc.	215,965	15,703
Dolby Laboratories Inc. Class A	239,067	15,334
Universal Display Corp.	173,605	15,119
Vishay Intertechnology Inc.	471,994	13,674
Benchmark Electronics Inc.	137,650	11,294
CSG Systems International Inc.	108,215	8,701
Concentrix Corp.	172,515	4,109
		14,032,525
Telecommunications (4.0%)
Cisco Systems Inc.	15,686,198	1,435,287
Verizon Communications Inc.	16,644,660	799,443
AT&T Inc.	27,237,598	711,718
Comcast Corp. Class A	14,244,045	385,159
T-Mobile US Inc.	1,899,071	371,268
Millicom International Cellular SA	392,633	33,327
Iridium Communications Inc.	362,034	14,145
		3,750,347
Utilities (6.1%)
NextEra Energy Inc.	8,221,872	804,757
Southern Co.	4,342,468	419,917
Duke Energy Corp.	3,065,989	397,199
Waste Management Inc.	1,457,829	339,018
American Electric Power Co. Inc.	2,108,547	289,103
Sempra	2,572,821	244,727
Dominion Energy Inc.	3,364,325	216,999
Entergy Corp.	1,760,129	207,537
Xcel Energy Inc.	2,333,056	193,527
Exelon Corp.	3,983,966	183,223
Public Service Enterprise Group Inc.	1,967,959	160,704
Consolidated Edison Inc.	1,420,569	158,379
WEC Energy Group Inc.	1,283,202	151,341
NRG Energy Inc.	806,928	125,542
DTE Energy Co.	816,337	123,830
Ameren Corp.	1,063,667	120,886
Atmos Energy Corp.	630,842	119,847
CenterPoint Energy Inc.	2,568,431	112,112
PPL Corp.	2,914,842	109,132
Eversource Energy	1,480,242	104,653
Edison International	1,502,328	104,397
FirstEnergy Corp.	2,162,522	102,763
American Water Works Co. Inc.	768,313	98,667
CMS Energy Corp.	1,192,564	91,517
NiSource Inc.	1,880,724	90,801
Evergy Inc.	907,249	75,156
Alliant Energy Corp.	1,012,154	74,322
Pinnacle West Capital Corp.	468,835	48,628
Essential Utilities Inc.	1,104,759	42,202
OGE Energy Corp.	829,354	40,472
AES Corp.	2,794,705	40,383
IDACORP Inc.	212,797	31,439
National Fuel Gas Co.	371,217	31,323
UGI Corp.	846,678	30,557
Southwest Gas Holdings Inc.	267,624	25,170
TXNM Energy Inc.	392,219	23,164

High Dividend Yield Index Fund
	Shares	Market Value• ($000)
Portland General Electric Co.	441,024	22,902
Black Hills Corp.	296,408	22,317
New Jersey Resources Corp.	395,233	22,256
ONE Gas Inc.	233,402	20,824
Spire Inc.	227,229	20,719
MDU Resources Group Inc.	798,002	17,979
Northwestern Energy Group Inc.	240,374	17,389
Clearway Energy Inc. Class C	329,688	13,306
Avista Corp.	317,092	13,032
MGE Energy Inc.	143,794	11,535
Chesapeake Utilities Corp.	91,190	11,501
American States Water Co.	150,577	11,337
California Water Service Group	233,033	9,843
Northwest Natural Holding Co.	162,552	8,615
H2O America	129,883	7,298
Clearway Energy Inc. Class A	134,532	5,439
		5,769,686
Total Common Stocks (Cost $62,848,044)		94,183,022
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund, 3.685% (Cost $353,844)	3,538,805	353,846
Total Investments (99.9%) (Cost $63,201,888)		94,536,868
Other Assets and Liabilities—Net (0.1%)		100,231
Net Assets (100%)		94,637,099
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,951.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,953 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	95	34,408	2,006
E-mini S&P Mid-Cap 400 Index	June 2026	109	39,798	1,514
				3,520

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Amgen Inc.	8/31/2026	BANA	57,831	(3.640)	1,020	—
Bank of America Corp.	2/1/2027	CITNA	21,190	(4.490)	—	(216)
Citigroup Inc.	2/1/2027	GSI	14,636	(4.340)	—	(437)
Citigroup Inc.	8/31/2027	BANA	26,114	(4.380)	—	(241)
Elevance Health Inc.	2/1/2027	CITNA	6,525	(4.140)	563	—
Global Payments Inc.	8/31/2026	BANA	6,833	(4.290)	361	—
Goldman Sachs Group Inc.	8/31/2027	BANA	54,792	(4.454)	—	(834)

High Dividend Yield Index Fund
Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
JPMorgan Chase & Co.	8/31/2027	BANA	188,101	(4.438)	1,825	—
Raymond James Financial Inc.	2/1/2027	CITNA	4,464	(4.140)	165	—
					3,934	(1,728)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.

High Dividend Yield Index Fund
Statement of Assets and Liabilities
As of April 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $62,848,044)	94,183,022
Affiliated Issuers (Cost $353,844)	353,846
Total Investments in Securities	94,536,868
Investment in Vanguard	2,122
Cash Collateral Pledged—Futures Contracts	4,793
Cash Collateral Pledged—Over-the-Counter Swap Contracts	3,390
Receivables for Accrued Income	93,610
Receivables for Capital Shares Issued	6,066
Variation Margin Receivable—Futures Contracts	1,004
Unrealized Appreciation—Over-the-Counter Swap Contracts	3,934
Total Assets	94,651,787
Liabilities
Due to Custodian	910
Payables for Investment Securities Purchased	1,033
Collateral for Securities on Loan	2,953
Payables for Capital Shares Redeemed	6,257
Payables to Vanguard	1,807
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,728
Total Liabilities	14,688
Net Assets	94,637,099
1 Includes $2,951 of securities on loan.
At April 30, 2026, net assets consisted of:

Paid-in Capital	66,723,922
Total Distributable Earnings (Loss)	27,913,177
Net Assets	94,637,099

ETF Shares—Net Assets
Applicable to 493,008,008 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	77,476,814
Net Asset Value Per Share—ETF Shares	$157.15

Admiral™ Shares—Net Assets
Applicable to 362,130,868 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,160,285
Net Asset Value Per Share—Admiral Shares	$47.39
See accompanying Notes, which are an integral part of the Financial Statements.

High Dividend Yield Index Fund
Statement of Operations

Six Months Ended April 30, 2026
($000)
Investment Income
Income
Dividends[1]	1,127,143
Interest[2]	4,195
Securities Lending—Net	227
Total Income	1,131,565
Expenses
The Vanguard Group—Note C
Investment Advisory Services	431
Management and Administrative—ETF Shares	15,153
Management and Administrative—Admiral Shares	5,892
Marketing and Distribution—ETF Shares	1,165
Marketing and Distribution—Admiral Shares	323
Custodian Fees	255
Shareholders’ Reports—ETF Shares	646
Shareholders’ Reports—Admiral Shares	65
Trustees’ Fees and Expenses	23
Other Expenses	85
Total Expenses	24,038
Net Investment Income	1,107,527
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	2,011,547
Futures Contracts	4,144
Swap Contracts	(4,406)
Realized Net Gain (Loss)	2,011,285
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	7,732,890
Futures Contracts	2,950
Swap Contracts	643
Change in Unrealized Appreciation (Depreciation)	7,736,483
Net Increase (Decrease) in Net Assets Resulting from Operations	10,855,295
1	Dividends are net of foreign withholding taxes of $583.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,955, ($30), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $2,505,439 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

High Dividend Yield Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,107,527	2,020,044
Realized Net Gain (Loss)	2,011,285	2,568,153
Change in Unrealized Appreciation (Depreciation)	7,736,483	4,657,865
Net Increase (Decrease) in Net Assets Resulting from Operations	10,855,295	9,246,062
Distributions
ETF Shares	(892,008)	(1,652,702)
Admiral Shares	(194,599)	(377,196)
Total Distributions	(1,086,607)	(2,029,898)
Capital Share Transactions
ETF Shares	3,532,386	1,235,794
Admiral Shares	101,415	123,292
Net Increase (Decrease) from Capital Share Transactions	3,633,801	1,359,086
Total Increase (Decrease)	13,402,489	8,575,250
Net Assets
Beginning of Period	81,234,610	72,659,360
End of Period	94,637,099	81,234,610
See accompanying Notes, which are an integral part of the Financial Statements.

High Dividend Yield Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$140.54	$127.79	$100.48	$106.42	$108.42	$79.49
Investment Operations
Net Investment Income[1]	1.877	3.547	3.491	3.435	3.232	3.010
Net Realized and Unrealized Gain (Loss) on Investments	16.542	12.721	27.449	(6.022)	(2.016)	28.887
Total from Investment Operations	18.419	16.268	30.940	(2.587)	1.216	31.897
Distributions
Dividends from Net Investment Income	(1.809)	(3.518)	(3.630)	(3.353)	(3.216)	(2.967)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.809)	(3.518)	(3.630)	(3.353)	(3.216)	(2.967)
Net Asset Value, End of Period	$157.15	$140.54	$127.79	$100.48	$106.42	$108.42
Total Return	13.23%	12.96%	31.15%	-2.54%	1.18%	40.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$77,477	$65,983	$58,925	$45,997	$48,689	$39,766
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.06%	0.06%[2]	0.06%[2]	0.06%
Ratio of Net Investment Income to Average Net Assets	2.54%	2.68%	2.96%	3.22%	3.01%	2.99%
Portfolio Turnover Rate[3]	10%	11%	13%	6%	9%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

High Dividend Yield Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$42.38	$38.53	$30.30	$32.09	$32.69	$23.97
Investment Operations
Net Investment Income[1]	.560	1.061	1.045	1.030	.970	.902
Net Realized and Unrealized Gain (Loss) on Investments	4.990	3.842	8.272	(1.815)	(.607)	8.707
Total from Investment Operations	5.550	4.903	9.317	(.785)	.363	9.609
Distributions
Dividends from Net Investment Income	(.540)	(1.053)	(1.087)	(1.005)	(.963)	(.889)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.540)	(1.053)	(1.087)	(1.005)	(.963)	(.889)
Net Asset Value, End of Period	$47.39	$42.38	$38.53	$30.30	$32.09	$32.69
Total Return[2]	13.22%	12.95%	31.11%	-2.56%	1.19%	40.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,160	$15,251	$13,734	$11,103	$12,199	$11,418
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%[3]	0.08%[3]	0.08%
Ratio of Net Investment Income to Average Net Assets	2.52%	2.66%	2.94%	3.20%	2.99%	2.97%
Portfolio Turnover Rate[4]	10%	11%	13%	6%	9%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

High Dividend Yield Index Fund
Notes to Financial Statements
Vanguard High Dividend Yield Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

High Dividend Yield Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2026, the fund had contributed to Vanguard capital in the amount of $2,122,000, representing less than 0.01% of the fund’s net assets and 0.85% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

High Dividend Yield Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	93,869,999	313,023	—	94,183,022
Temporary Cash Investments	353,846	—	—	353,846
Total	94,223,845	313,023	—	94,536,868

Derivative Financial Instruments
Assets
Futures Contracts[1]	3,520	—	—	3,520
Swap Contracts	—	3,934	—	3,934
Total	3,520	3,934	—	7,454
Liabilities
Swap Contracts	—	(1,728)	—	(1,728)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of April 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	63,310,282
Gross Unrealized Appreciation	34,100,195
Gross Unrealized Depreciation	(2,867,883)
Net Unrealized Appreciation (Depreciation)	31,232,312
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2025, the fund had available capital losses totaling $5,506,927,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended April 30, 2026, the fund purchased $8,532,894,000 of investment securities and sold $8,521,583,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $7,514,486,000 and $4,206,722,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2026, such purchases were $376,160,000 and sales were $573,711,000, resulting in net realized loss of $78,433,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	7,787,143	52,749	8,385,049	63,853
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,254,757)	(29,225)	(7,149,255)	(55,475)
Net Increase (Decrease)—ETF Shares	3,532,386	23,524	1,235,794	8,378
Admiral Shares
Issued	1,055,484	23,530	1,741,947	44,192
Issued in Lieu of Cash Distributions	151,614	3,488	296,772	7,512
Redeemed	(1,105,683)	(24,756)	(1,915,427)	(48,251)
Net Increase (Decrease)—Admiral Shares	101,415	2,262	123,292	3,453
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

High Dividend Yield Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q6232 062026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - High Dividend Yield Index Fund

A majority of independent trustees of the board of Vanguard High Dividend Yield Index Fund (Trustees) have approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that approving the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decisions upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VPM’s SE, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VPM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements - International Explorer Fund

A majority of independent trustees of the board of Vanguard International Explorer Fund renewed the fund’s investment advisory arrangements with Schroder Investment Management North America Inc. (Schroder Inc.), as well as the sub-advisory arrangement with Schroder Investment Management North America Limited (Schroder Ltd.); and Wellington Management Company LLP (Wellington Management). The trustees determined that renewing each of the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The trustees based their decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight & Manager Search Team, which is responsible for fund and advisor oversight and product management. The Oversight & Manager Search Team met regularly with the advisors and made presentations to the trustees during the fiscal year that directed the trustees’ focus to relevant information and topics.

The trustees, or an investment committee made up of trustees members, also received information throughout the year during advisor presentations conducted by the Oversight & Management Search Team. For each advisor presentation, the trustees was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight & Manager Search Team’s ongoing assessment of the advisors.

Prior to the meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangements. Rather, it was the totality of the circumstances that drove the trustees’ decisions.

Nature, extent, and quality of services

The trustees reviewed the quality of the fund’s investment management services provided by Schroder Inc., Schroder Ltd., and Wellington Management over both the short and long term, and took into account the organizational depth and stability of each advisor. The trustees considered the following:

Schroder. Schroders plc, the parent company of Schroder Inc. and Schroder Ltd. (collectively, Schroder), founded in 1804, specializes in global equity and fixed income management. Schroder employs a bottom-up, fundamental research-driven process to select stocks, with a focus on identifying companies with sustainable competitive advantages, attractive earnings growth, and compelling valuations. Stock selection responsibilities are divided among five regional leaders who make up Schroder’s International Small-Cap Team, which is led by the portfolio manager. The regional team leverages Schroder’s extensive network of local analysts across the globe, as it believes that country factors are more important for smaller companies relative to larger companies. Schroder Inc. has advised the fund since its inception in 1996, and its affiliate Schroder Ltd. has managed a portion of the fund since 2003.

Wellington Management. Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Wellington Management’s international small-cap research equity team employs a bottom-up approach that seeks to add value through in-depth fundamental research and understanding of its industries. It believes that the experience of covering the same companies over a period of many years provides its Global Industry Analysts with in-depth knowledge of their coverage, which in turn leads to better and more timely decisions and increases their potential to produce superior results. Wellington Management has managed a portion of the fund since 2010.

The trustees concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation and approval of the advisory arrangements.

Investment performance

The trustees considered the short-term, long-term, and since-inception performance, as applicable, of Schroder’s, and Wellington Management’s subportfolios, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The trustees concluded that the performance was such that the advisory arrangements should continue.

Cost

The trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that Schroder’s and Wellington Management’s advisory fee rates were also below the peer-group average.

The trustees did not consider the profitability of Schroder, or Wellington Management in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The trustees concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Schroder, and Wellington Management. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The trustees will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WHITEHALL FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2026

VANGUARD WHITEHALL FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.